Share-Based Compensation (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended																			3 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member] Directors	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2010 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2012 1993 Plan [Member]	Dec. 31, 2011 1993 Plan [Member]	Dec. 31, 2012 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2011 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2010 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2012 Cash-Settled SARS [Member]	Dec. 31, 2011 Cash-Settled SARS [Member]	Dec. 31, 2010 Cash-Settled SARS [Member]	Dec. 31, 2010 Performance Stock [Member] Employees	Dec. 31, 2012 Non-Vested Stock Units [Member] Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2012 Non-Vested Stock Units [Member] Director [Member] Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Jun. 30, 2012 Accounted for as Liability Awards [Member]	Dec. 31, 2012 Accounted for as Liability Awards [Member]	Dec. 31, 2012 Accounted for as Liability Awards [Member] Restricted Stock Units [Member]	Dec. 31, 2012 Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance											5,900,000
Shares reserved for issuance for all outstanding share-based compensation grants											3,100,000
Stock option grant component, percentage of market price													100.00%
Contractual life (years)													10 years
Stock awards granted			470,809	[1]									470,809						47,927
Weighted-average grant-date fair value			$ 19.91		$ 20.83		$ 16.73						$ 19.91	$ 20.83	$ 16.73
Compensation cost recognized								$ 3.4	$ 2.4	$ 2.1			$ 7.6	$ 6.9	$ 7.2
Total intrinsic value of stock options and stock-settled SARS exercised													26.3	7.9	12.3
Total fair value of stock options and stock-settled SARS vested													6.6	6.8	7.6
Total unrecognized compensation cost								3.0					6.6
Weighted-average period to recognize total unrecognized compensation cost (years)								1 year 8 months 12 days					1 year 2 months 12 days
Vesting period for majority of awards (years)													3 years
Tax benefits realized													8.0	2.7	4.4
Cash received from stock options exercised			28.0		8.1		20.5						28.0	8.1	20.5
Intrinsic value and cash used to settle exercises of cash-settled SARS																0.8	0.1	0.1
Pre-tax expense (income) recognized for cash-settled SARS																1.2	(1.2)	1.1
Liability related to cash-settled SARS																1.7	1.3
Non-vested stock and stock unit grants																			8,092
Performance stock awards recorded as expense																			0.4
Number of employees who were granted performance stock awards																			9
Non-vested stock and stock units grants			77,822	[2]																67,139	10,683
Weighted average fair value of the non-vested stock and non-vested stock per share	$ 47.75	[2]	$ 47.75	[2]	$ 40.40	[2]														$ 50.79
Number of directors who were granted non-vested stock								9
Compensation cost related to all share-based compensation arrangements											0.4	0.3
Employment relationship termination period			2 years
Additional paid-in capital representing excess tax benefits available to absorb potential future tax deficiencies											77.2	71.7
Recorded liability reclassification between equity award and liability awards																						2.9			2.3
Reclassification of previously recognized expense out of additional paid in capital	3.7																					1.7
Additional reclassification expenses recognized																						1.2
Share based compensation options and restricted stock units included in liability award	2,672,730	[1]	2,672,730	[1]	3,305,399	[1]																	88,611	25,015
Liability awards																							$ 4.1

[1]	Options and stock-settled SARS in the table above include awards to all recipients, including those who are part of discontinued businesses.
[2]	Non-vested stock and stock units in the table above include awards to all recipients, including those who are part of discontinued businesses.